Research and development expense	12 Months Ended
Dec. 31, 2020
Disclosure of research and development expense [text block] [Abstract]
Research and development expense

16. Research and development expense

	December 31, 2020	December 31, 2019	December 31, 2018
Pre-clinical projects	242,617	182,346	873,453
Clinical projects	476,972	993,085	846,235
Drug manufacturing and substance	614,744	481,453	2,185,292
Employee benefits and expenses	1,120,814	1,373,543	1,652,791
Lease expenses from short-term lease	34,147	26,057	65,921
Patents and trademarks	246,592	168,367	634,986
Regulatory projects	110,612	80,347	398,426
Depreciation tangible assets	16,481	20,083	32,485
Total research and development expense	2,862,979	3,325,281	6,689,589

Research and development expense were capitalized in the amount of CHF 2,343,677 during 2020 compared to CHF 3,230,373 in 2019.